Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
14. Related Party Transactions
On May 8, 2019, Teekay sold to Brookfield all of the Company’s remaining interests in Altera, which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera (described below), for total cash proceeds of $100 million. Subsequent to the 2019 Brookfield Transaction, Altera is no longer a related party of Teekay (see Notes 1, 3, and 4).

Since Altera is no longer a related party of Teekay, advances from Teekay to Altera and advances from Altera to Teekay were included in accounts receivable and accounts payable, respectively, on the Company's consolidated balance sheet as at December 31, 2019. Advances from Teekay to Altera as at December 31, 2018 were $83.1 million, and advances from Altera to Teekay as at December 31, 2018 were $59.3 million. Such amounts were included in current portion of loans to equity-accounted investments and loans from equity-accounted investments, respectively, on the Company's consolidated balance sheet as at December 31, 2018.

In March 2018, Altera entered into a loan agreement for a $125.0 million senior unsecured revolving credit facility, of which up to $25.0 million was provided by Teekay and up to $100.0 million was provided by Brookfield. The facility was scheduled to mature in October 2019. Teekay's $25.0 million loan to Altera was among the assets sold by Teekay to Brookfield in the 2019 Brookfield Transaction.

Until December 31, 2017, Teekay and its wholly-owned subsidiaries directly and indirectly provided substantially all of Altera’s ship management, commercial, technical, strategic, business development and administrative service needs. Specifically, the Transferred Subsidiaries provided ship management, commercial, technical, strategic, business development and administrative services to Altera, primarily related to Altera's FPSO units, shuttle tankers and FSO units. On January 1, 2018, Altera acquired a 100% ownership interest in the Transferred Subsidiaries (see Note 4).

Subsequent to their transfer to Altera, the Transferred Subsidiaries continue to provide ship management, commercial, technical, strategic, business development and administrative services to Teekay, primarily related to Teekay's FPSO units. Teekay and certain of its subsidiaries, other than the Transferred Subsidiaries, continue to provide certain other ship management, commercial, technical, strategic and administrative services to Altera.

Revenues recognized by the Company for services provided to Altera during the periods that Altera was a related party to the Company for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 were $7.6 million, $21.0 million and $17.8 million, respectively, which were recorded in revenues on the Company's consolidated statements of loss. Fees paid by the Company to Altera for services provided by Altera to the Company during the period that Altera was a related party to the Company for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 were $9.6 million, $25.7 million and $0.8 million, respectively, and were recorded in vessel operating expenses and general and administrative expenses on the Company's consolidated statements of loss.

As at December 31, 2019, two shuttle tankers and three FSO units of Altera were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay. Time-charter hire expense paid by the Company to Altera during the periods that Altera was a related party to the Company for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 were $20.8 million, $56.3 million and $14.3 million, respectively.

In September 2018, Teekay LNG entered into an agreement with its 52%-owned joint venture with Marubeni Corporation (or the MALT Joint Venture) to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit, for a period of two years at a fixed-rate. Time-charter hire expense for the year ended December 31, 2019 was $20.0 million (December 31, 2018 – $7.7 million).

The Company provides ship management and corporate services to certain of its equity-accounted joint ventures that own and operate LNG carriers on long-term charters. In addition, the Company is reimbursed for costs incurred by the Company for its seafarers operating these LNG carriers. During the years ended December 31, 2019, December 31, 2018 and December 31, 2017, the Company earned $68.8 million, $55.2 million and $6.5 million, respectively, of fees pursuant to these management agreements and reimbursement of costs. The accounting presentation of such reimbursement of costs was impacted by the adoption of ASU 2014-09 on January 1, 2018 (see Note 1).

As at December 31, 2019, Resolute Investments, Ltd. (or Resolute) owned 31.7% (2018 – 31.8%, 2017 – 31.9%) of the Company’s outstanding Common Stock. One of the Company’s current directors, Heidi Locke Simon, is engaged as a consultant to Kattegat Limited, the parent company of Resolute, to oversee its investments, including those in the Teekay group of companies. Another of the Company's directors, Rudolph Krediet, is partner at Anholt Services (USA), a wholly-owned subsidiary of Kattegat Limited. Director Bjorn Moller is a director of Kattegat Limited. Director Peter Antturi serves as an executive officer and director of Resolute and other Kattegat Limited subsidiaries and affiliates. He is also an executive officer and owner of Anglemont Financial Services Ltd., a joint venture with Kattegat Limited that provides financial services to Kattegat Limited and its subsidiaries.